Income Tax - Schedule of Income Tax Expense Recognized in the Statement of Profit or Loss (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expense Recognized In the Statement of Profit or Loss [Abstract]
Deferred tax gain (Note 24.6)	$ 51,537	$ 60,211	$ (55,051)
Current income tax (expense)	(105,355)	(106,031)	(183,090)
Adjustment in respect of current income tax of prior periods	(1,777)	311	(9,164)
(Expense) Occasional income tax	(70)	(389)	(15)
Changes in tax rates			(78,382)
Total income tax (expense)	$ (55,665)	$ (45,898)	$ (325,702)